DESCRIPTION OF PLAN (Details) - John Deere Tax Deferred Savings Plan for Wage Employees		12 Months Ended
	Jan. 01, 2026	Oct. 31, 2025 USD ($) trust payment	Oct. 31, 2024 USD ($)
DESCRIPTION OF PLAN
Description of plan available		true
Minimum amount of compensation eligible for participant contribution (as a percent)		1.00%
Maximum amount of compensation eligible for participant contribution (as a percent)		75.00%
Vesting service period		3 years
Forfeited nonvested accounts		$ 728,000	$ 289,000
Contributions reduced from forfeited nonvested accounts		$ 300,000
Number of Common Collective Trust Funds available to participants | trust		23
Minimum loan amount		$ 1,000
Maximum loan amount		$ 50,000
Maximum vested account balance for loans (as a percent)		50.00%
Maximum loan term		5 years
Number of minimum payments per quarter | payment		1
Age requirement for penalty free distribution		59 years 6 months
Minimum vested balance for full distribution of account		$ 1,000
Minimum
DESCRIPTION OF PLAN
Interest rates for loans to participants (as a percent)		5.25%
Maximum
DESCRIPTION OF PLAN
Interest rates for loans to participants (as a percent)		10.50%
Loan Proceeds Used to Purchase Primary Residence
DESCRIPTION OF PLAN
Maximum loan term		10 years
Deere & Company Common Stock Fund
DESCRIPTION OF PLAN
Maximum amount of compensation eligible for participant contribution (as a percent)		20.00%
Maximum holdings in fund after exchange (as a percent)		20.00%
UAW
DESCRIPTION OF PLAN
Automatic enrollment deferral rate (as a percent)		6.00%
Automatic deferral rate increase (as a percent)		1.00%
Maximum automatic deferral rate increase (as a percent)		12.00%
Traditional PLUS
DESCRIPTION OF PLAN
Matching contributions (as a percent)		60.00%
Traditional PLUS | Maximum
DESCRIPTION OF PLAN
Matching contribution to participants (as a percent)		6.00%
Choice PLUS
DESCRIPTION OF PLAN
Noncontributory employer contribution (as a percent)		5.00%
Matching contributions (as a percent)		100.00%
Choice PLUS | Maximum
DESCRIPTION OF PLAN
Matching contribution to participants (as a percent)		6.00%
Choice PLUS | Subsequent Event
DESCRIPTION OF PLAN
Matching contributions (as a percent)	88.00%
Horicon
DESCRIPTION OF PLAN
Automatic enrollment deferral rate (as a percent)		2.00%
Automatic deferral rate increase (as a percent)		1.00%
Horicon - Pre-1998
DESCRIPTION OF PLAN
Matching contributions (as a percent)		60.00%
Horicon - Pre-1998 | Maximum
DESCRIPTION OF PLAN
Matching contribution to participants (as a percent)		6.00%
Horicon - Post-1998
DESCRIPTION OF PLAN
Matching contributions (as a percent)		65.00%
Horicon - Post-1998 | Maximum
DESCRIPTION OF PLAN
Matching contribution to participants (as a percent)		6.00%
Horicon - Post-2015
DESCRIPTION OF PLAN
Noncontributory employer contribution (as a percent)		5.00%
Matching contributions (as a percent)		100.00%
Horicon - Post-2015 | Maximum
DESCRIPTION OF PLAN
Matching contribution to participants (as a percent)		6.00%
Horicon - Post-2015 | Subsequent Event
DESCRIPTION OF PLAN
Matching contributions (as a percent)	99.00%
Commercial Products
DESCRIPTION OF PLAN
Automatic enrollment deferral rate (as a percent)		6.00%
Automatic deferral rate increase (as a percent)		1.00%
Noncontributory employer contribution (as a percent)		3.00%
Matching contributions (as a percent)		80.00%
Commercial Products | Maximum
DESCRIPTION OF PLAN
Matching contribution to participants (as a percent)		6.00%
Commercial Products | Subsequent Event
DESCRIPTION OF PLAN
Matching contributions (as a percent)	100.00%